Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Total current tax expense	€ 1,952	€ 1,704	€ 1,969
Total deferred tax expense/income	(211)	(258)	(287)
Total income tax expense	1,741	1,446	1,682
Germany
Income Taxes
Total current tax expense	596	539	603
Total deferred tax expense/income	74	86	108
Foreign
Income Taxes
Total current tax expense	1,356	1,165	1,366
Total deferred tax expense/income	€ (285)	€ (344)	€ (395)